Financial Instruments and Risk Management - Schedule of Financial Instruments and Fair Value (Details) - BRL (R$) R$ in Millions		Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets		R$ 10,070	R$ 8,072
Financial assets at fair value		(23,262)	(15,842)
Financial liabilities at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets	[1]	(24,276)	(16,198)
Financial assets at fair value	[1]	(23,271)	(15,842)
Financial Liabilities At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of financial assets [line items]
Financial assets		(24,267)	(16,198)
Derivative Financial Instrument Assets Swaps [Member] | Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets
Financial assets at fair value
Concession Of Distribution Infrastructure [Member] | Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets		3,929	2,807
Financial assets at fair value		3,929	2,807
Indemnifiable Receivable Generation [Member] | Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets		997	871
Financial assets at fair value		997	871
Loans and debentures [member] | Financial liabilities at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets	[2]	(19,466)	(12,280)
Financial assets at fair value	[2]	(18,488)	(11,934)
Debt With Pension Fund Forluz [Member] | Financial liabilities at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets	[1]
Financial assets at fair value	[1]
Deficit Of Pension fund Forluz [Member] | Financial liabilities at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets	[1]	(1,326)	(494)
Financial assets at fair value	[1]	(1,299)	(484)
Concessions Payable [Member] | Financial liabilities at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets	[1]	(28)	(27)
Financial assets at fair value	[1]	(28)	(27)
Suppliers [Member] | Financial liabilities at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets	[1]	(3,039)	(2,952)
Financial assets at fair value	[1]	(3,039)	(2,952)
Leasing Transactions [Member] | Financial liabilities at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets	[1]	(417)	(429)
Financial assets at fair value	[1]	(417)	(429)
Sectorial financial liabilities [Member] | Financial liabilities at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets	[1]		(16)
Financial assets at fair value	[1]		(16)
Derivative Financial Instruments [Member] | Financial Liabilities At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of financial assets [line items]
Financial assets		9
Financial assets at fair value		9
Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets	[1]	12,250	10,661
Financial assets at fair value	[1]	12,250	10,661
Financial assets at amortised cost, class [member] | Securities Cash Investments One [Member]
Disclosure of financial assets [line items]
Financial assets	[1]	6	142
Financial assets at fair value	[1]	6	142
Financial assets at amortised cost, class [member] | Receivables From Customers Traders And Concession [Member]
Disclosure of financial assets [line items]
Financial assets	[1]	6,107	5,850
Financial assets at fair value	[1]	6,107	5,850
Financial assets at amortised cost, class [member] | Restricted Cash [Member]
Disclosure of financial assets [line items]
Financial assets	[1]	240	235
Financial assets at fair value	[1]	240	235
Financial assets at amortised cost, class [member] | Accounts Receivable From The State Of Minas Gerais [Member]
Disclosure of financial assets [line items]
Financial assets	[1]	30	40
Financial assets at fair value	[1]	30	40
Financial assets at amortised cost, class [member] | Concession Financial Assets C V A Account And Other Financial Components [Member]
Disclosure of financial assets [line items]
Financial assets	[1]	1,962	1,296
Financial assets at fair value	[1]	1,962	1,296
Financial assets at amortised cost, class [member] | Refund of tariff subsidy [Member]
Disclosure of financial assets [line items]
Financial assets	[1]	723
Financial assets at fair value	[1]	723
Financial assets at amortised cost, class [member] | Concession Grant Fee Generation Concessions [Member]
Disclosure of financial assets [line items]
Financial assets	[1]	3,182	3,098
Financial assets at fair value	[1]	3,182	3,098
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets		19,560	16,319
Financial assets at fair value		19,560	16,319
Financial assets at fair value through profit or loss, category [member] | Cash Equivalents Investments [Member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets		1,630	1,629
Financial assets at fair value		1,630	1,629
Financial assets at fair value through profit or loss, category [member] | Bank Certificates Of Deposit [Member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets		347
Financial assets at fair value		347
Financial assets at fair value through profit or loss, category [member] | Bank Financial Notes [Member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets		360	279
Financial assets at fair value		360	279
Financial assets at fair value through profit or loss, category [member] | Marketable securities - treasury financial notes [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets		47	72
Financial assets at fair value		47	72
Marketable Securities [Member]
Disclosure of financial assets [line items]
Financial assets		2,384	1,980
Financial assets at fair value		2,384	1,980
Derivative Financial Instruments [Member]
Disclosure of financial assets [line items]
Financial assets		7,310	5,658
Financial assets at fair value		R$ 7,310	R$ 5,658

[1]	The book value represents the approximate fair value amount, except for loans, debentures and pension fund deficit equalization in relation to the amounts as of December 31, 2025.
[2]	The fair value presented is net of the transaction costs and anticipated resources presented in note 15.